Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPROTT FUNDS TRUST
Entity Central Index Key	0001728683
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Sprott Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Gold Miners ETF
Class Name	Sprott Gold Miners ETF
Trading Symbol	SGDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Gold Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/sgdm-sprott-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/sgdm-sprott-gold-miners-etf.
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Miners ETF	$81	0.46%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Gold Miners ETF returned 152.87% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Newmont Corp., Agnico Eagle Mines Ltd. and Wheaton Precious Metals Corp. The three largest performance detractors were Perpetua Resources Corp., Allied Gold Corp. and Aris Mining Corp.

Gold miners benefited from a strong 2025 backdrop as investor demand for gold accelerated and the metal’s role as a strategic reserve asset strengthened. Central bank buying remained a key driver as deglobalization and dedollarization increased the appeal of gold as a neutral, non-liability store of value. The debasement trade gained momentum as fiscal dominance and renewed liquidity support weighed on confidence in fiat currencies and traditional hedges, while tariff and trade uncertainty reinforced safe-haven demand. Easier monetary policy, alongside expectations for additional rate cuts, supported gold’s standing. Rising geopolitical tensions added to risk premia, reinforcing the bid for gold. Gold miners benefited from this environment, due to their operating leverage to the increase in the gold spot price and their healthy profitability.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	5 YR	10 YR*
Sprott Gold Miners ETF (Net Asset Value)	152.87%	19.41%	19.46%
S&P 500® Total Return Index	17.88%	14.42%	14.82%
Solactive Gold Miners Custom Factors Index TR^	154.65%	20.34%	20.48%

Performance Inception Date	Jul. 14, 2014
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 662,178,864
Holdings Count | Integer	41
Advisory Fees Paid, Amount	$ 1,533,839
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$662,178,864
Number of Portfolio Holdings	41
Portfolio Turnover Rate	59%
Advisory Fees Paid	$1,533,839

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/sgdm-sprott-gold-miners-etf
Sprott Junior Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Gold Miners ETF
Class Name	Sprott Junior Gold Miners ETF
Trading Symbol	SGDJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Junior Gold Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf.
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Gold Miners ETF	$94	0.50%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Junior Gold Miners ETF returned 174.57% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Aris Mining Corp., Resolute Mining Ltd. and K92 Mining Inc. The three largest performance detractors were Catalyst Metals Ltd., Bumi Resources Minerals Tbk PT and Integra Resources Corp.

Junior gold miners benefited from a strong 2025 backdrop as investor demand for gold accelerated and the metal’s role as a strategic reserve asset strengthened. Central bank buying remained a key driver as deglobalization and de-dollarization increased the appeal of gold as a neutral, non-liability store of value. The debasement trade gained momentum as fiscal dominance and renewed liquidity support weighed on confidence in fiat currencies and traditional hedges, while tariff and trade uncertainty reinforced safe-haven demand. Easier monetary policy, alongside expectations for additional rate cuts, supported gold’s standing. Rising geopolitical tensions added to risk premia, reinforcing the bid for gold. Junior gold miners benefited from this environment, due to their operating leverage to the increase in the gold spot price.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	5 YR	10 YR*
Sprott Junior Gold Miners ETF (Net Asset Value)	174.57%	16.68%	19.13%
S&P 500® Total Return Index	17.88%	14.42%	14.82%
Solactive Junior Gold Miners Custom Factors Index TR^	171.34%	16.62%	19.84%

Performance Inception Date	Mar. 30, 2015
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 350,353,973
Holdings Count | Integer	27
Advisory Fees Paid, Amount	$ 686,392
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$350,353,973
Number of Portfolio Holdings	27
Portfolio Turnover Rate	76%
Advisory Fees Paid	$686,392

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf
Sprott Critical Materials ETF
Shareholder Report [Line Items]
Fund Name	Sprott Critical Materials ETF
Class Name	Sprott Critical Materials ETF
Trading Symbol	SETM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Critical Materials ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/setm-sprott-critical-materials-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/setm-sprott-critical-materials-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Critical Materials ETF	$96	0.65%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Critical Materials ETF returned 94.50% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were MP Materials Corp., PLS Group Ltd. and Lynas Rare Earths Ltd. The three largest performance detractors were Sociedad Quimica y Minera de Chile SA, Boss Energy Ltd. and Ivanhoe Mines Ltd.

Critical materials miners delivered a strong 2025 as the sector was supported by tightening supply, rising strategic demand and a growing premium for secure supply chains. Copper and uranium were key drivers, with copper benefiting from an abrupt shift into deficit conditions and uranium supported by strengthening fundamentals and increasing nuclear commitments. Lithium also improved as the market tightened through regulatory pressure in China and broadening demand. Rare earths strengthened as supply chain concentration and geopolitical risk pushed governments and industry to accelerate efforts to rebuild domestic capacity. Silver benefited from its dual role as a critical material and precious metal as investors sought exposure to both. Nickel was supported as Indonesia signaled greater supply discipline through quota controls.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Critical Materials ETF (Net Asset Value)	94.50%	14.79%
S&P 500® Total Return Index	17.88%	20.78%
Nasdaq Sprott Critical Materials™ Index	95.05%	15.69%

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 253,309,560
Holdings Count | Integer	128
Advisory Fees Paid, Amount	$ 517,550
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$253,309,560
Number of Portfolio Holdings	128
Portfolio Turnover Rate	55%
Advisory Fees Paid	$517,550

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/setm-sprott-critical-materials-etf
Sprott Lithium Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Lithium Miners ETF
Class Name	Sprott Lithium Miners ETF
Trading Symbol	LITP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Lithium Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/litp-sprott-lithium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/litp-sprott-lithium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Lithium Miners ETF	$95	0.65%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Lithium Miners ETF returned 93.35% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Ganfeng Lithium Group Co. Ltd., Liontown Ltd. and PLS Group Ltd. The three largest performance detractors were Mineral Resources, Ltd., Piedmont Lithium, Inc. and American Lithium Corp.

Lithium miners navigated a volatile 2025, but ultimately regained momentum in the second half of the year as the sector rebounded from a depressed base after a two-year selloff and began to reprice improving fundamentals. They were supported by stronger demand for electric vehicles, rapid growth in stationary storage, and expanding adoption of batteries in data centers. On the supply side, inventory drawdowns and tighter regulation in China helped tighten conditions, including the temporary shutdown of a major mine and government measures to prevent uneconomic selling. Beyond near-term fundamentals, strategic investments to secure lithium supply and reduce reliance on concentrated supply chains supported sentiment as lithium’s role as a critical material gained prominence. Lithium miners benefited from this environment, due to their operating leverage to improving lithium pricing and a stronger market backdrop.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Lithium Miners ETF (Net Asset Value)	93.35%	-11.30%
S&P 500® Total Return Index	17.88%	20.78%
Nasdaq Sprott Lithium Miners™ Index	91.61%	-11.88%

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 41,312,649
Holdings Count | Integer	39
Advisory Fees Paid, Amount	$ 118,936
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$41,312,649
Number of Portfolio Holdings	39
Portfolio Turnover Rate	40%
Advisory Fees Paid	$118,936

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/litp-sprott-lithium-miners-etf
SPROTT URANIUM MINERS ETF
Shareholder Report [Line Items]
Fund Name	Sprott Uranium Miners ETF
Class Name	Sprott Uranium Miners ETF
Trading Symbol	URNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Uranium Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/urnm-sprott-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/urnm-sprott-uranium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Uranium Miners ETF	$90	0.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Uranium Miners ETF returned 40.41% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Cameco Corp., Energy Fuels Inc. and NAC Kazatomprom JSC. The three largest performance detractors were Encore Energy Corp., Boss Energy Ltd. and Forsys Metals Corp.

Uranium miners navigated a volatile 2025 but ultimately regained momentum in the second half of the year as investors rewarded the strengthening fundamentals. Uranium pricing moved higher as utilities began to accept higher levels in new contracts, and contracting activity improved late in the year even as volumes remained below replacement needs. On the supply side, producer discipline, geopolitical and jurisdictional risks, slow restarts, long lead times and shrinking inventories tightened availability and increased the premium on reliable pounds. Demand continued to broaden as large-scale nuclear commitments, reactor restarts, extensions, new builds and SMR deployment accelerated in 2025 and were increasingly linked to rising electricity demand from artificial intelligence infrastructure. With capital flowing into miners and a persistent supply deficit, the setup supported uranium equities.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	5 YR	SINCE INCEPTION*
Sprott Uranium Miners ETF (Net Asset Value)	40.41%	24.92%	31.57%
S&P 500® Total Return Index	17.88%	14.42%	15.73%
North Shore Global Uranium Mining Index	41.95%	25.84%	32.70%

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,754,728,933
Holdings Count | Integer	28
Advisory Fees Paid, Amount	$ 11,914,436
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$1,754,728,933
Number of Portfolio Holdings	28
Portfolio Turnover Rate	35%
Advisory Fees Paid	$11,914,436

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/urnm-sprott-uranium-miners-etf
Sprott Junior Uranium Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Uranium Miners ETF
Class Name	Sprott Junior Uranium Miners ETF
Trading Symbol	URNJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Junior Uranium Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Uranium Miners ETF	$98	0.80%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Junior Uranium Miners ETF returned 44.76% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Uranium Energy Corp., Energy Fuels Inc. and Denison Mines Corp. The three largest performance detractors were Encore Energy Corp., Lotus Resources Ltd. and Forsys Metals Corp.

Junior uranium miners navigated a volatile 2025 but ultimately regained momentum in the second half of the year as investors rewarded the strengthening fundamentals. Uranium pricing moved higher as utilities began to accept higher levels in new contracts, and contracting activity improved late in the year even as volumes remained below replacement needs. On the supply side, producer discipline, geopolitical and jurisdictional risks, slow restarts, long lead times and shrinking inventories tightened availability and increased the premium on reliable pounds. Demand continued to broaden as large-scale nuclear commitments, reactor restarts, extensions, new builds and SMR deployment accelerated in 2025 and were increasingly linked to rising electricity demand from artificial intelligence infrastructure. With capital flowing into miners and a persistent supply deficit, the setup supported junior uranium equities.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Uranium Miners ETF (Net Asset Value)	44.76%	13.21%
S&P 500® Total Return Index	17.88%	20.78%
Nasdaq Sprott Junior Uranium Miners™ Index	47.49%	14.55%

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 342,579,616
Holdings Count | Integer	34
Advisory Fees Paid, Amount	$ 2,338,562
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$342,579,616
Number of Portfolio Holdings	34
Portfolio Turnover Rate	38%
Advisory Fees Paid	$2,338,562

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf
Sprott Junior Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Copper Miners ETF
Class Name	Sprott Junior Copper Miners ETF
Trading Symbol	COPJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Junior Copper Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/copj-sprott-junior-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/copj-sprott-junior-copper-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Copper Miners ETF	$127	0.75%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Junior Copper Miners ETF returned 137.40% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Northern Dynasty Minerals, Ltd., Taseko Mines Ltd. and Imperial Metals Corp. The three largest performance detractors were Entree Resources, Ltd., Copper 360, Ltd. and Hillgrove Resources, Ltd.

Junior copper miners benefited from a strong 2025 backdrop as copper prices pushed into record territory. On the supply side, major disruptions pushed the market into deficit sooner than expected, while treatment charges collapsed, signaling scarcity amid years of underinvestment and declining ore grades. On the demand side, copper shifted toward strategic end uses, with electricity infrastructure, AI and data centers, and defense spending driving demand upwards. On the policy front, geopolitical uncertainty and tariffs contributed to a rising critical materials bid and inventory fragmentation, further exacerbating the supply deficit. Junior copper miners benefited from this environment, due to their operating leverage to the copper spot price and the rising likelihood that these projects move from optionality toward construction as policy support and permitting momentum improve confidence.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Copper Miners ETF (Net Asset Value)	137.40%	36.54%
S&P 500® Total Return Index	17.88%	20.78%
Nasdaq Sprott Junior Copper Miners™ Index	132.42%	37.19%

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 60,741,758
Holdings Count | Integer	51
Advisory Fees Paid, Amount	$ 151,029
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$60,741,758
Number of Portfolio Holdings	51
Portfolio Turnover Rate	59%
Advisory Fees Paid	$151,029

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/copj-sprott-junior-copper-miners-etf
Sprott Nickel Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Nickel Miners ETF
Class Name	Sprott Nickel Miners ETF
Trading Symbol	NIKL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Nickel Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/nikl-sprott-nickel-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/nikl-sprott-nickel-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Nickel Miners ETF	$94	0.75%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Nickel Miners ETF returned 50.54% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Talon Metals Corp., Pam Mineral Tbk PT and Aneka Tambang Tbk. The three largest performance detractors were Lifezone Metals Ltd., NexMetals Mining Corp. and Global Ferronickel Holdings Inc.

Nickel miners navigated a volatile 2025, but ultimately regained momentum in the second half of the year as the sector rebounded from a depressed base after a two-year selloff and began to reprice improving fundamentals. Nickel prices found support as Indonesia, the world’s dominant supplier, moved to tighten supply through lower mining quotas, signaling a shift toward greater supply discipline after years of a market surplus. Demand also improved, led by continued growth in battery end uses, reinforcing nickel’s role in the electrification value chain. A rising premium for critical materials bolstered nickel, as deglobalization and geopolitical tensions prompted nations to prioritize resilient supply chains and strategic control of resources. Nickel miners benefited from this environment, due to their operating leverage to improving nickel pricing and a stronger market backdrop.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 YR	SINCE INCEPTION*
Sprott Nickel Miners ETF (Net Asset Value)	50.54%	-0.97%
S&P 500® Total Return Index	17.88%	22.99%
Nasdaq Sprott Nickel Miners™ Index	51.69%	-0.27%

Performance Inception Date	Mar. 21, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 31,731,980
Holdings Count | Integer	27
Advisory Fees Paid, Amount	$ 96,504
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$31,731,980
Number of Portfolio Holdings	27
Portfolio Turnover Rate	48%
Advisory Fees Paid	$96,504

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/nikl-sprott-nickel-miners-etf
Sprott Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Copper Miners ETF
Class Name	Sprott Copper Miners ETF
Trading Symbol	COPP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Copper Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/copp-sprott-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/copp-sprott-copper-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Copper Miners ETF	$89	0.65%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Copper Miners ETF returned 73.04% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Antofagasta PLC, Freeport-McMoRan Inc. and Lundin Mining Corp. The three largest performance detractors were Ivanhoe Mines Ltd., Amman Mineral Internasional PT and Entree Resources, Ltd.

Copper miners benefited from a strong 2025 backdrop as copper prices pushed into record territory. On the supply side, a cluster of major disruptions pushed the market into a supply deficit sooner than expected, while treatment charges collapsed, signaling increasing scarcity. Copper was further supported by supply constraints stemming from years of underinvestment, long development timelines, and declining ore grades. On the demand side, copper has shifted its growth profile toward strategic end uses, with electricity infrastructure, AI and data centers, and defense spending driving demand upwards. On the policy front, geopolitical uncertainty and tariffs contributed to a rising critical materials bid and inventory fragmentation, further exacerbating the supply deficit. Copper miners benefited from this environment, due to their operating leverage to the increase in the copper spot price and their healthy profitability.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 YR	SINCE INCEPTION*
Sprott Copper Miners ETF (Net Asset Value)	73.04%	40.22%
S&P 500® Total Return Index	17.88%	19.33%
Nasdaq Sprott Copper Miners™ Index	74.59%	40.95%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 96,868,987
Holdings Count | Integer	63
Advisory Fees Paid, Amount	$ 231,732
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$96,868,987
Number of Portfolio Holdings	63
Portfolio Turnover Rate	29%
Advisory Fees Paid	$231,732

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/copp-sprott-copper-miners-etf
Sprott Silver Miners & Physical Silver ETF
Shareholder Report [Line Items]
Fund Name	Sprott Silver Miners & Physical Silver ETF
Class Name	Sprott Silver Miners & Physical Silver ETF
Trading Symbol	SLVR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Silver Miners & Physical Silver ETF (the “Fund”) for the period of January 14, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Silver Miners & Physical Silver ETF	$118	0.65%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Silver Miners & Physical Silver ETF returned 177.89% for the period ended December 31, 2025. For this period, the three largest contributors to performance were First Majestic Silver Corp., Sprott Physical Silver Trust and Endeavour Silver Corp. The three largest performance detractors were Silver47 Exploration Corp., Cia de Minas Buenaventura SAA and West Coast Silver Ltd.

Silver miners benefited from a strong 2025 backdrop as silver’s dual role as a monetary asset and a critical material increased investor sentiment. Industrial demand remained a key driver, supported by structural growth across electrical applications, while limited mine supply kept the market in deficit and heightened the risk of tighter above-ground inventories. Easier monetary policy and the prospect of lower rates supported investor interest in precious metals, reinforcing silver’s appeal during periods of macro and geopolitical uncertainty. The broader critical materials premium also provided support as deglobalization increased the focus on secure supply chains for strategic inputs. Silver miners benefited from this environment, due to their operating leverage to improving silver pricing and a stronger market backdrop.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]	Average Annual Total Returns
SINCE INCEPTION*
Sprott Silver Miners & Physical Silver ETF (Net Asset Value)	177.89%
Nasdaq Sprott Silver Miners™ Index	182.07%
S&P 500® Total Return Index	18.61%

Performance Inception Date	Jan. 14, 2025
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 655,349,256
Holdings Count | Integer	67
Advisory Fees Paid, Amount	$ 1,181,647
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$655,349,256
Number of Portfolio Holdings	67
Portfolio Turnover Rate	49%
Advisory Fees Paid	$1,181,647

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf
Sprott Active Gold & Silver Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Active Gold & Silver Miners ETF
Class Name	Sprott Active Gold & Silver Miners ETF
Trading Symbol	GBUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Active Gold & Silver Miners ETF (the “Fund”) for the period of February 19, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Active Gold & Silver Miners ETF	$124	0.89%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Active Gold & Silver Miners ETF returned 123.71% for the period ended December 31, 2025. For this period, the three largest contributors to performance were Coeur Mining Inc., OceanaGold Corp. and G Mining Ventures Corp. The three largest performance detractors were Calibre Mining Corp., Metalla Royalty & Streaming Ltd. and First Majestic Silver Corp.

Gold and silver miners benefited from a strong 2025 backdrop, as precious metals demand strengthened amid policy uncertainty, shifting reserve preferences, and resilient industrial demand for silver. Central bank buying remained a key driver as deglobalization and de-dollarization increased the appeal of gold as a neutral, non-liability store of value, while fiscal dominance and policy uncertainty reinforced demand for hard assets. Silver contributed a meaningful tailwind, supported by its persistent supply deficit and rising industrial demand across energy and technology applications. Easier monetary policy and expectations for additional rate cuts further supported precious metals sentiment. Gold and silver miners benefited from this environment, due to their operating leverage to higher realized prices and a supportive market backdrop.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]	Average Annual Total Returns
SINCE INCEPTION*
Sprott Active Gold & Silver Miners ETF (Net Asset Value)	123.71%
S&P 500® Total Return Index	12.66%
NYSE Arca Gold Miners Index	110.34%

Performance Inception Date	Feb. 19, 2025
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 152,672,799
Holdings Count | Integer	38
Advisory Fees Paid, Amount	$ 520,609
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$152,672,799
Number of Portfolio Holdings	38
Portfolio Turnover Rate	20%
Advisory Fees Paid	$520,609

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf
Sprott Active Metals & Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Active Metals & Miners ETF
Class Name	Sprott Active Metals & Miners ETF
Trading Symbol	METL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Active Metals & Miners ETF (the “Fund”) for the period of September 9, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/metl-sprott-active-metals-miners-etf/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/metl-sprott-active-metals-miners-etf/.
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Active Metals & Miners ETF	$35	0.99%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Active Metals & Miners ETF returned 28.67% for the period ended December 31, 2025. For this period, the three largest contributors to performance were Endeavour Silver Corp., Lundin Mining Corp. and ERO Copper Corp. The three largest performance detractors were MP Materials Corp., Lynas Rare Earths Ltd. and Uranium Energy Corp.

Miners delivered a strong 2025 as the sector was supported by tightening supply, rising strategic demand and a growing premium for secure supply chains. Copper and uranium were key drivers, with copper benefiting from a shift into deficit conditions and uranium supported by strengthening fundamentals and increasing nuclear commitments. Lithium also improved as the market tightened through regulatory pressure in China and broadening demand. Rare earths strengthened as supply chain concentration and geopolitical risk pushed governments and industry to accelerate efforts to rebuild domestic capacity. Silver benefited from its dual role as a critical material and precious metal as investors sought exposure to both.

Line Graph [Table Text Block]	How has the Fund performed over the last ten years? Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

SINCE INCEPTION*
Sprott Active Metals & Miners ETF (Net Asset Value)	28.67%
S&P 500® Total Return Index	5.49%
MSCI ACWI Select Metal & Mining Producer Ex Gold & Silver IMI	24.46%

Performance Inception Date	Sep. 09, 2025
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 45,097,748
Holdings Count | Integer	37
Advisory Fees Paid, Amount	$ 82,603
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$45,097,748
Number of Portfolio Holdings	37
Portfolio Turnover Rate	6%
Advisory Fees Paid	$82,603

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Updated Prospectus Phone Number	1.888.622.1813
Updated Prospectus Web Address	https://sprottetfs.com/metl-sprott-active-metals-miners-etf/
Sprott Gold Equity Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Sprott Gold Equity Fund
Class Name	Institutional Class
Trading Symbol	SGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Gold Equity Fund for the period from January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprott.com/investment-strategies/sprott-gold-equity-fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Institutional Class	$185	1.06%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the annual fiscal period ended December 31, 2025, Sprott Gold Equity Fund (the “Fund”) gained 148.33% compared to 152.80% for the Fund’s benchmark index, the PHLX Gold/Silver Sector Total Return Index (XXAU). The Fund’s performance was helped by the strong performance of gold and silver equities, which outperformed strong annual gains in physical bullion. Gold increased 64.58% in 2025, with the gold price closing the year at $4,319 per ounce as of 12/31/2025. Silver bullion also posted strong results, gaining 147.95% for the twelve-month period, ending the year at $71.66 per ounce. Despite the strong year-over-year improvements in the gold price, the Fund’s allocation to gold bullion (10.95% of net assets as of 12/31/2025) acted as a modest drag on performance, largely explaining its slight underperformance relative to the benchmark. We continue to see the Fund’s gold bullion allocation as a key differentiator and an important lodestone to the portfolio long term.

Throughout the year, we maintained a focus on mid-capitalization gold mining companies offering near-term, company-specific catalysts, while also increasing exposure to large-capitalization generalist names with strong fundamentals to capitalize on early-stage generalist flows into the sector. The Fund had a moderate portfolio turnover of 37%. The top-five equity contributors in 2025 included OceanaGold Corp, Coeur Mining Inc, Equinox Gold Corp, G Mining Ventures Corp, and Lundin Gold Inc. All five positions remained in the Fund’s portfolio at year-end. Equity positions that detracted from the Fund’s performance in 2025 included Falco Resources Ltd. (sold from the portfolio), NOVAGOLD Resources Inc. (sold from the portfolio), I-Pulse Inc. (a small position in the portfolio), Seabridge Gold Inc. (sold from the portfolio) and Blue Spark Energy Systems Inc. (a small position in the portfolio). Looking ahead, we believe currency debasement, rising global debt, continued central bank gold buying and geopolitical volatility remain supportive catalysts for precious metals and mining equities.

Line Graph [Table Text Block]

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)

Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)
			Since Inception
	1 Year	5 Year	(04/08/2019)

Sprott Gold Equity Fund Institutional Class (without sales charge)	148.33	18.77	22.74
S&P 500 TR Index	17.88	14.42	15.43
PHLX Gold/Silver Sector TR Index	152.80	20.94	26.48
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

*      The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 08, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,809,196,735
Holdings Count | Integer	52
Advisory Fees Paid, Amount	$ 10,594,142
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$1,809,196,735
Number of Holdings	52
Total Advisory Fee	$10,594,142
Portfolio Turnover	37%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top 10 Issuers	(%)	Country Allocations	(%)
Gold Bullion	11.0%	Canada	59.6%
Coeur Mining, Inc.	5.3%	United States	24.3%
G Mining Ventures Corp.	5.1%	Australia	11.2%
OceanaGold Corporation	4.8%	South Africa	2.2%
IAMGOLD Corporation	4.2%	United Kingdom	2.3%
Barrick Mining Corporation	4.0%	Cash & Other	0.4%
Agnico Eagle Mines Limited	3.6%
DPM Metals Inc.	3.6%
i-80 GOLD Corp.	3.5%
Eldorado Gold Corporation	3.2%

Updated Prospectus Web Address	https://sprott.com/investment-strategies/sprott-gold-equity-fund/
Sprott Gold Equity Fund Investor Class
Shareholder Report [Line Items]
Fund Name	Sprott Gold Equity Fund
Class Name	Investor Class
Trading Symbol	SGDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Gold Equity Fund for the period from January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprott.com/investment-strategies/sprott-gold-equity-fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Investor Class	$231	1.33%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the annual fiscal period ended December 31, 2025, Sprott Gold Equity Fund (the “Fund”) gained 147.67% compared to 152.80% for the Fund’s benchmark index, the PHLX Gold/Silver Sector Total Return Index (XXAU). The Fund’s performance was helped by the strong performance of gold and silver equities, which outperformed strong annual gains in physical bullion. Gold increased 64.58% in 2025, with the gold price closing the year at $4,319 per ounce as of 12/31/2025. Silver bullion also posted strong results, gaining 147.95% for the twelve-month period, ending the year at $71.66 per ounce. Despite the strong year-over-year improvements in the gold price, the Fund’s allocation to gold bullion (10.95% of net assets as of 12/31/2025) acted as a modest drag on performance, largely explaining its slight underperformance relative to the benchmark. We continue to see the Fund’s gold bullion allocation as a key differentiator and an important lodestone to the portfolio long term.

Throughout the year, we maintained a focus on mid-capitalization gold mining companies offering near-term, company-specific catalysts, while also increasing exposure to large-capitalization generalist names with strong fundamentals to capitalize on early-stage generalist flows into the sector. The Fund had a moderate portfolio turnover of 37%. The top-five equity contributors in 2025 included OceanaGold Corp, Coeur Mining Inc, Equinox Gold Corp, G Mining Ventures Corp, and Lundin Gold Inc. All five positions remained in the Fund’s portfolio at year-end. Equity positions that detracted from the Fund’s performance in 2025 included Falco Resources Ltd. (sold from the portfolio), NOVAGOLD Resources Inc. (sold from the portfolio), I-Pulse Inc. (a small position in the portfolio), Seabridge Gold Inc. (sold from the portfolio) and Blue Spark Energy Systems Inc. (a small position in the portfolio). Looking ahead, we believe currency debasement, rising global debt, continued central bank gold buying and geopolitical volatility remain supportive catalysts for precious metals and mining equities.

Line Graph [Table Text Block]

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)
	1 Year	5 Year	10 Year

Sprott Gold Equity Fund Investor Class (without sales charge)	147.67	18.43	18.17
S&P 500 TR Index	17.88	14.42	14.82
PHLX Gold/Silver Sector TR Index	152.80	20.94	23.94
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

*      The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Net Assets	$ 1,809,196,735
Holdings Count | Integer	52
Advisory Fees Paid, Amount	$ 10,594,142
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$1,809,196,735
Number of Holdings	52
Total Advisory Fee	$10,594,142
Portfolio Turnover	37%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top 10 Issuers	(%)	Country Allocations	(%)
Gold Bullion	11.0%	Canada	59.6%
Coeur Mining, Inc.	5.3%	United States	24.3%
G Mining Ventures Corp.	5.1%	Australia	11.2%
OceanaGold Corporation	4.8%	South Africa	2.2%
IAMGOLD Corporation	4.2%	United Kingdom	2.3%
Barrick Mining Corporation	4.0%	Cash & Other	0.4%
Agnico Eagle Mines Limited	3.6%
DPM Metals Inc.	3.6%
i-80 GOLD Corp.	3.5%
Eldorado Gold Corporation	3.2%

Updated Prospectus Web Address	https://sprott.com/investment-strategies/sprott-gold-equity-fund/